Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Capital
Common Equity Tier 1 capital	[1]	$ 60,425	$ 60,294	$ 60,631
Net Tier 1 capital	[1]	70,740	70,592	69,499
Total regulatory capital	[1]	78,682	78,622	77,708
Total loss absorbing capacity (TLAC)	[1],[2]	139,119	135,010	137,752
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1],[3]	458,989	468,124	463,992
Leverage exposures	[4]	$ 1,568,491	$ 1,586,812	$ 1,563,140
Regulatory ratios
Common Equity Tier 1 capital ratio	[1]	13.20%	12.90%	13.10%
Tier 1 capital ratio	[1]	15.40%	15.10%	15.00%
Total capital ratio	[1]	17.10%	16.80%	16.70%
Total loss absorbing capacity ratio	[1],[2]	30.30%	28.80%	29.70%
Leverage ratio	[1],[5]	4.50%	4.40%	4.40%
Total loss absorbing capacity leverage ratio	[1],[2]	8.90%	8.50%	8.80%

[1]	The regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
[2]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[3]	As at April 30, 2025, the Bank did not have a regulatory capital floor add-on to risk-weighted assets (RWA) for CET1, Tier 1, Total Capital and TLAC RWA (as at January 31, 2025 the Bank did not have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA; as at October 31, 2024, the Bank did not have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA).
[4]	The leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).
[5]	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).